ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
1
Shares Security Description Value
Common Stock - 96.0%
Basic Materials - 2.8%
18,993 AdvanSix, Inc. $ 609,675
63,388 LifeMD, Inc.
(a)
124,874
21,509 Northern Technologies International Corp. 286,285
16,847 Orion Engineered Carbons SA 224,908
2,800 Ryerson Holding Corp. 72,072
3,159 Snow Lake Resources, Ltd.
(a)
5,560
1,323,374
Consumer Discretionary - 9.9%
15,400 Alta Equipment Group, Inc. 169,554
67,093 Charles & Colvard, Ltd.
(a)
64,986
15,420 Chicken Soup For The Soul Entertainment,
Inc.
(a)
106,090
18,400 Chico's FAS, Inc.
(a)
89,056
20,000 Entravision Communications Corp.,
Class A 79,400
258,675 Fluent, Inc.
(a)
349,211
11,900 Green Brick Partners, Inc.
(a)
254,422
14,495 Guess?, Inc. 212,642
1,800 Hibbett, Inc. 89,658
12,800 Hudson Technologies, Inc.
(a)
94,080
54,666 Interface, Inc. 491,447
26,546 Motorcar Parts of America, Inc.
(a)
404,030
4,700 Shoe Carnival, Inc. 100,768
18,705 Stoneridge, Inc.
(a)
317,050
19,285 The Beauty Health Co.
(a)
227,370
8,983 The Children's Place, Inc.
(a)
277,485
8,740 The Lovesac Co.
(a)
178,121
25,557 The ONE Group Hospitality, Inc.
(a)
169,699
52,400 Tilly's, Inc., Class A
(a)
362,608
2,512 Winmark Corp. 543,446
9,360 Zumiez, Inc.
(a)
201,521
4,782,644
Consumer Staples - 2.0%
7,564 Calavo Growers, Inc. 240,157
38,900 Cronos Group, Inc.
(a)
109,698
324 MGP Ingredients, Inc. 34,396
2,900 The Chefs' Warehouse, Inc.
(a)
84,013
6,815 The Vita Coco Co., Inc.
(a)
77,623
22,558 Village Super Market, Inc., Class A 436,046
981,933
Energy - 4.8%
60,504 Berry Corp. 453,780
9,650 Civitas Resources, Inc. 553,813
43,610 Geospace Technologies Corp.
(a)
192,320
900 Nabors Industries, Ltd.
(a)
91,305
52,805 Newpark Resources, Inc.
(a)
133,069
10,800 NOW, Inc.
(a)
108,540
14,200 Oil States International, Inc.
(a)
55,238
3,100 Ranger Oil Corp. 97,495
9,600 SandRidge Energy, Inc.
(a)
156,576
10,870 Stabilis Solutions, Inc.
(a)
84,134
88,940 VAALCO Energy, Inc. 387,778
2,314,048
Financials - 11.1%
9,100 B Riley Financial, Inc. 405,132
6,200 Central Valley Community Bancorp 109,802
12,425 Customers Bancorp, Inc.
(a)
366,289
11,530 Enova International, Inc.
(a)
337,483
3,800 Financial Institutions, Inc. 91,466
4,600 First Internet Bancorp 155,756
9,185 First Western Financial, Inc.
(a)
226,410
5,900 Hanmi Financial Corp. 139,712
Shares Security Description Value
Financials - 11.1% (continued)
10,300 Heritage Commerce Corp. $ 116,802
4,950 Horizon Bancorp, Inc. 88,902
4,000 International Money Express, Inc.
(a)
91,160
14,957 James River Group Holdings, Ltd. 341,169
3,325 LendingTree, Inc.
(a)
79,335
48,365 Medallion Financial Corp. 339,522
2,500 Metropolitan Bank Holding Corp.
(a)
160,900
3,700 Mid Penn Bancorp, Inc. 106,301
13,265 NMI Holdings, Inc., Class A
(a)
270,208
12,750 Northrim BanCorp, Inc. 529,890
11,100 OP Bancorp 123,432
2,900 Peapack-Gladstone Financial Corp. 97,585
1,400 Preferred Bank/Los Angeles CA 91,322
5,552 QCR Holdings, Inc. 282,819
6,235 Regional Management Corp. 174,829
38,800 Selectquote, Inc.
(a)
28,324
5,565 Texas Capital Bancshares, Inc.
(a)
328,502
5,000 The First of Long Island Corp. 86,200
94,825 United Insurance Holdings Corp. 60,736
4,675 Veritex Holdings, Inc. 124,308
5,354,296
Health Care - 22.2%
15,691 908 Devices, Inc.
(a)
258,117
38,985 Affimed NV
(a)
80,309
40,000 Agenus, Inc.
(a)
82,000
10,630 Akoya Biosciences, Inc.
(a)
124,902
16,800 Aldeyra Therapeutics, Inc.
(a)
89,712
6,000 Altimmune, Inc.
(a)
76,620
4,500 AngioDynamics, Inc.
(a)
92,070
41,400 Assertio Holdings, Inc.
(a)
93,978
2,900 Avanos Medical, Inc.
(a)
63,162
36,220 Avid Bioservices, Inc.
(a)
692,526
33,058 BioLife Solutions, Inc.
(a)
752,070
14,660 Bluebird Bio, Inc.
(a)
92,798
16,300 Butterfly Network, Inc.
(a)
76,610
10,265 Caribou Biosciences, Inc.
(a)
108,296
10,835 Castle Biosciences, Inc.
(a)
282,577
11,300 Catalyst Pharmaceuticals, Inc.
(a)
144,979
3,300 Celldex Therapeutics, Inc.
(a)
92,763
4,900 Chinook Therapeutics, Inc.
(a)
96,334
116,975 ChromaDex Corp.
(a)
143,879
16,400 Concert Pharmaceuticals, Inc.
(a)
109,880
20,700 Cymabay Therapeutics, Inc.
(a)
72,450
35,220 CytoSorbents Corp.
(a)
47,899
28,878 DermTech, Inc.
(a)
114,357
9,300 Dynavax Technologies Corp.
(a)
97,092
2,300 Eagle Pharmaceuticals, Inc.
(a)
60,766
24,300 Geron Corp.
(a)
56,862
170,050 Harvard Bioscience, Inc.
(a)
435,328
14,154 Health Catalyst, Inc.
(a)
137,294
1,991 Heska Corp.
(a)
145,184
33,960 iCAD, Inc.
(a)
71,316
39,610 ImmunoGen, Inc.
(a)
189,336
57,704 InfuSystem Holdings, Inc.
(a)
403,351
19,421 Inogen, Inc.
(a)
471,542
9,642 Inotiv, Inc.
(a)
162,468
2,200 iRadimed Corp. 66,132
3,000 iTeos Therapeutics, Inc.
(a)
57,150
17,805 Kezar Life Sciences, Inc.
(a)
153,301
7,645 Kiniksa Pharmaceuticals, Ltd., Class A
(a)
98,162
30,410 KORU Medical Systems, Inc.
(a)
67,814
29,100 Lexicon Pharmaceuticals, Inc.
(a)
69,840
13,500 Liquidia Corp.
(a)
73,440

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
2
Shares Security Description Value
Health Care - 22.2% (continued)
24,900 MannKind Corp.
(a)
$ 76,941
7,930 MaxCyte, Inc.
(a)
51,545
6,200 Myers Industries, Inc. 102,114
5,860 Nature's Sunshine Products, Inc.
(a)
48,286
7,800 Nurix Therapeutics, Inc.
(a)
101,634
8,780 OrthoPediatrics Corp.
(a)
405,109
4,600 Phibro Animal Health Corp., Class A 61,134
6,110 Pliant Therapeutics, Inc.
(a)
127,638
4,888 Prothena Corp. PLC
(a)
296,359
2,600 Rhythm Pharmaceuticals, Inc.
(a)
63,700
4,200 Rocket Pharmaceuticals, Inc.
(a)
67,032
16,860 Semler Scientific, Inc.
(a)
633,093
7,200 Sensus Healthcare, Inc.
(a)
90,216
18,400 Seres Therapeutics, Inc.
(a)
118,128
21,471 SI-BONE, Inc.
(a)
374,884
42,060 SIGA Technologies, Inc.
(a)
433,218
5,235 Silk Road Medical, Inc.
(a)
235,575
7,369 Stoke Therapeutics, Inc.
(a)
94,618
3,000 TransMedics Group, Inc.
(a)
125,220
6,800 Vanda Pharmaceuticals, Inc.
(a)
67,184
63,100 Verastem, Inc.
(a)
53,635
24,800 ViewRay, Inc.
(a)
90,272
9,481 Xenon Pharmaceuticals, Inc.
(a)
342,264
10,664,465
Industrials - 23.0%
37,737 AerSale Corp.
(a)
699,644
11,191 Allied Motion Technologies, Inc. 320,286
9,350 Argan, Inc. 300,790
3,825 Barrett Business Services, Inc. 298,350
1,800 BlueLinx Holdings, Inc.
(a)
111,780
50,850 CECO Environmental Corp.
(a)
450,023
7,332 Chase Corp. 612,735
17,144 CIRCOR International, Inc.
(a)
282,705
19,401 Columbus McKinnon Corp. 507,530
90,520 Concrete Pumping Holdings, Inc.
(a)
583,854
24,200 Conduent, Inc.
(a)
80,828
1,000 CRA International, Inc. 88,740
7,600 Cross Country Healthcare, Inc.
(a)
215,612
9,835 Cryoport, Inc.
(a)
239,581
76,875 DHI Group, Inc.
(a)
413,588
1,600 Distribution Solutions, Inc.
(a)
45,072
12,259 Ducommun, Inc.
(a)
486,192
2,660 Energy Recovery, Inc.
(a)
57,828
2,500 Franklin Covey Co.
(a)
113,475
2,300 Heidrick & Struggles International, Inc. 59,777
11,581 I3 Verticals, Inc., Class A
(a)
231,967
17,184 IES Holdings, Inc.
(a)
474,622
19,700 Information Services Group, Inc. 93,772
3,900 Insteel Industries, Inc. 103,467
34,220 Luxfer Holdings PLC 496,190
4,600 Napco Security Technologies, Inc.
(a)
133,768
107,415 Orion Energy Systems, Inc.
(a)
167,567
14,110 Primoris Services Corp. 229,288
80,870 Radiant Logistics, Inc.
(a)
460,150
25,263 Ranpak Holdings Corp.
(a)
86,399
13,820 Research Solutions, Inc./CA
(a)
28,193
10,746 ShotSpotter, Inc.
(a)
309,055
21,458 Stagwell, Inc.
(a)
149,133
5,200 Sterling Infrastructure, Inc.
(a)
111,644
6,200 Titan International, Inc.
(a)
75,268
5,200 Titan Machinery, Inc.
(a)
146,952
5,500 Triumph Group, Inc.
(a)
47,245
8,976 UFP Technologies, Inc.
(a)
770,500
Shares Security Description Value
Industrials - 23.0% (continued)
3,000 V2X, Inc.
(a)
$ 106,200
9,025 Vishay Precision Group, Inc.
(a)
267,050
1,800 VSE Corp. 63,720
33,370 Wabash National Corp. 519,237
11,039,777
Real Estate - 1.5%
6,700 Alpine Income Property Trust, Inc. REIT 108,674
26,800 Braemar Hotels & Resorts, Inc. REIT 115,240
5,500 BRT Apartments Corp. REIT 111,705
15,140 Plymouth Industrial REIT, Inc. 254,503
21,400 The Necessity Retail REIT, Inc. 125,832
715,954
Technology - 16.7%
8,300 ADTRAN Holdings, Inc. 162,514
15,800 Agilysys, Inc.
(a)
874,530
36,485 American Well Corp., Class A
(a)
130,981
11,000 Amtech Systems, Inc.
(a)
93,500
42,850 AXT, Inc.
(a)
287,095
4,700 Benchmark Electronics, Inc. 116,466
29,478 BM Technologies, Inc.
(a)
197,208
13,800 Cantaloupe, Inc.
(a)
48,024
10,100 Celestica, Inc.
(a)
84,941
9,651 Cerence, Inc.
(a)
152,003
11,380 CEVA, Inc.
(a)
298,497
4,000 CTS Corp. 166,600
149,590 Edgio, Inc.
(a)
415,860
36,772 eGain Corp.
(a)
270,274
12,700 ePlus, Inc.
(a)
527,558
30,638 EverQuote, Inc., Class A
(a)
208,951
17,450 Grid Dynamics Holdings, Inc.
(a)
326,839
12,921 Hurco Cos., Inc. 290,464
14,106 Ichor Holdings, Ltd.
(a)
341,506
6,800 Identiv, Inc.
(a)
85,272
36,295 Key Tronic Corp.
(a)
146,632
39,936 Magnite, Inc.
(a)
262,380
29,375 MiX Telematics, Ltd., ADR 223,250
39,196 Outbrain, Inc.
(a)
143,065
40,353 Photronics, Inc.
(a)
589,961
36,200 Porch Group, Inc.
(a)
81,450
15,063 Radware, Ltd.
(a)
328,223
10,946 Red Violet, Inc.
(a)
189,585
17,300 Tactile Systems Technology, Inc.
(a)
134,767
30,490 The Hackett Group, Inc. 540,283
2,800 Ultra Clean Holdings, Inc.
(a)
72,100
12,895 Veeco Instruments, Inc.
(a)
236,236
8,027,015
Telecommunications - 1.7%
24,814 Airgain, Inc.
(a)
178,909
1,200 Clearfield, Inc.
(a)
125,568
2,500 Digi International, Inc.
(a)
86,425
10,600 Harmonic, Inc.
(a)
138,542
3,700 IDT Corp., Class A
(a)
91,871
4,800 NETGEAR, Inc.
(a)
96,192
25,510 TESSCO Technologies, Inc.
(a)
105,611
823,118
Utilities - 0.3%
4,100 Heritage-Crystal Clean, Inc.
(a)
121,237
Total Common Stock (Cost $49,970,921) 46,147,861

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
3
At September 30, 2022 , the Fund held the following exchange traded futures contract:
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
* Other Financial Instruments are derivatives not reflected in the Schedule of
Investments, such as futures, which are valued at the unrealized appreciation/
(depreciation) at period end.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Shares Security Description Value
Money Market Fund - 4.8%
2,293,539 First American Government Obligations
Fund, Class X, 2.77%
(b)
(Cost $2,293,539) $ 2,293,539
Investments, at value - 100.8% (Cost $52,264,460) $ 48,441,400
Other Assets & Liabilities, Net - (0.8)% (380,689)
Net Assets - 100.0% $ 48,060,711
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2022.
Contracts Description Exp. Date
Notional
Contract
Value Value
Net
Unrealized
Depreciation
12 CME
E-mini Russell
2000 Index
Future 12/21/22 $ 1,113,591 $ 1,001,880 $ (111,711)
Valuation Inputs
Investments in
Securities
Other Financial
Instruments*
Level 1 - Quoted Prices $ 46,147,861 $ (111,711)
Level 2 - Other Significant
Observable Inputs 2,293,539 –
Level 3 - Significant
Unobservable Inputs – –
Total $ 48,441,400 $ (111,711)